INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAXES
Schedule of major components of the income tax expense

Years ended December 31,	2018	2017

Current income tax:
Current taxes	$7,902	$6,503
Current taxes referring to previous periods	(973)	228
Withholding taxes and other	702	978
	$7,631	$7,709

Deferred income tax:
Origination and reversal of temporary differences	$56,423	$42,250
Impact of changes in tax rates	(4,637)	(35,047)
Benefits arising from a previously unrecognized tax loss that reduced:
— Current tax expense	(6,408)	—
— Deferred tax expense	(200)	—
Withholding taxes on profits of subsidiaries	85	(629)
Other	(243)	(865)
	$45,020	$5,709
Income tax expense	$52,651	$13,418

Schedule of effective income tax rate reported in the combined statements of income reconciled to the Canadian statutory rate

Years ended December 31,	2018	2017
Income before income taxes	$518,008	$371,166
Expected income taxes at the Canadian statutory tax rate of 26.5% (2017 — 26.5%)	$137,272	$98,359
Income distributed and taxable to unitholders	(81,272)	(50,005)
Net foreign rate differentials	(7,830)	(3,708)
Net change in provisions for uncertain tax positions	810	1,762
Net permanent differences	7,261	1,947
Net effect of change in tax rates	(4,637)	(35,047)
Withholding taxes and other	1,047	110
Income tax expense	$52,651	$13,418

Schedule of temporary differences in deferred tax assets and liabilities

As at December 31,	2018	2017
Deferred tax assets:
Investment properties	$769	$11
Eligible capital expenditures	2,441	2,625
Other	2,091	3,106
Deferred tax assets	$5,301	$5,742
Deferred tax liabilities:
Investment properties	$304,593	$243,357
Withholding tax on undistributed subsidiary profits	682	512
Other	(1,310)	183
Deferred tax liabilities	$303,965	$244,052

Schedule of changes in the net deferred tax liabilities

Years ended December 31,	2018	2017
Balance, beginning of year	$238,310	$231,852
Deferred tax expense recognized in net income	45,020	5,709
Foreign currency translation of deferred tax balances	15,334	749
Net deferred tax liabilities, end of year	$298,664	$238,310

Schedule of reconciliation of the beginning and ending amounts of unrecognized tax benefits

As at December 31,	2018	2017
Unrecognized tax benefits balance, beginning of year	$12,035	$10,143
Decreases for tax positions of prior years	(1,183)	(416)
Increases for tax positions of current year	1,898	1,727
Foreign currency impact	447	581
Unrecognized tax benefits balance, end of year	$13,197	$12,035

Schedule of tax years subject to examination

Major Jurisdictions
Canada	2012 through 2018
United States	2015 through 2018
Austria	2013 through 2018
Germany	2013 through 2018
Netherlands	2013 through 2018